Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Statement of Cash Flows [Abstract]
Net Income (Loss} for the period	$ (192,900)	$ (173,234)
Accrued dividends payable	153,965	141,664
Foreign Exchange	4,707	1,272
Interest costs	3,056	1,891
Total	(31,172)	(28,407)
Accounts receivable	0	0
Prepaid expenses	(7,091)	(7,974)
Accounts payable and accrued expenses	40,627	34,123
Net cash provided by (used in) operating activities	33,536	26,149
Investing Activities	0	0
Net cash provided by (used in) investing activities	0	0
Notes Payable	3,037	167
Notes Payable – Related Parties	1,509	0
Interest	(3,056)	(1,891)
Net cash provided by (used in) financing activities	1,490	(1,724)
Effects of exchange rate on financing activities	(4,707)	(1,272)
Net cash provided by (used in) financing activities	(4,707)	(1,272)
Net increase (decrease) in cash	(853)	(5,254)
Cash, beginning of period	3,036	9,786
Cash, end of period	2,183	4,532
Non Cash investing and financing activities	0	0
Income Taxes paid	$ 0	$ 0